Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Accounting Policy [Line Items]
Administrative Expenses	Administrative Expenses
The Plan pays reasonable and necessary expenses incurred for the ongoing administration of the Plan. Administrative expenses include third party service providers and salaries and benefits for Macy's associates who provide services to the Plan.